COMMITMENTS AND CONTINGENCIES (Details Textual)	1 Months Ended		12 Months Ended
	Jun. 30, 2011 USD ($)	Jun. 30, 2011 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 ILS	Dec. 31, 2013 EUR (€) acre	Dec. 31, 2013 New Israeli Shekel [Member] USD ($)
Operating Leases, Rent Expense			$ 1,911,000	$ 1,701,000	$ 1,733,000
Lease Agreement Maximum Penalties Amount			214,000
Guarantee Obligations Total									163,000
Loss Contingency, Damages Sought, Value						15,000,000	52,000,000
Loss Contingency Damages Sought Value Increase	68,568,000	238,000,000
Lease Commitment Description			amount of lease commitment for the next 6 months in Israel and India mentioned above is approximately $ 259
Area of Land								57,530
Purchase Agreement Term			2 years
Agreement Obligation Minimum Amount								€ 220,000